CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net income	$ 911,094	$ 5,445,333	$ 8,860,491
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	2,228,431	2,142,445	2,252,552
Depreciation and amortization	2,245,918	2,234,816	2,629,532
Share of loss (profit) in equity method investees, net of gain (loss) on disposals	432,874	(207,766)	(1,139,650)
Deferred income taxes	(2,762,885)	630,339	424,099
Loss on disposal of property and equipment	12,490	62,811	3,891
Allowance for doubtful receivables and long-term prepayments	1,086,939	313,851
Gain on disposal of short-term investment	(15,043)
Impairment on acquired intangible assets	115,753	1,046,173
Impairment on investment in equity investees	1,400,000	370,407
Changes in assets and liabilities:
Accounts receivable	(383,076)	(330,538)	(948,526)
Inventories	(41,298)	(155,441)	(41,316)
Due from related parties	(350,068)	(1,499,362)	16,608
Prepayments and other current assets	860,118	(775,819)	(232,860)
Other assets	(1,873,111)	(921,629)	(565,770)
Accounts payable	(763,462)	1,115,282	212,806
Income taxes payable	(395,251)	(352,504)	(2,237,032)
Due to related parties	52,036	280,255	76,613
Advance from customers	1,275,223	(1,181,320)	(2,081,132)
Deferred revenue	(572,156)	279,311	(851,429)
Accrued expenses and other current liabilities	(1,465,303)	858,830	160,218
Return on investment in equity investees	401,387	581,238	623,120
Net cash provided by operating activities	2,400,610	9,936,712	7,162,215
Investing activities:
Purchases of short-term investment		(2,992,343)
Purchases of property and equipment	(751,731)	(1,432,161)	(336,612)
Purchases of intangible assets	(250,000)	(853,939)	(1,398,020)
Prepayments for land use rights and building	(1,456,856)	(2,963,461)
Lending of loans receivable			(79,548)
Lending to a related party			(76,366)
Collection of amounts due from related party			76,366
Cash paid to acquire equity investees	(4,649,967)	(6,529,154)	(6,957,520)
Proceeds from sale of equity method investees	324,355		1,041,124
Disposal of short-term investment	3,007,386
Net cash used in investing activities	(3,776,813)	(14,771,058)	(7,730,576)
Financing activities:
Issuance cost of ordinary shares			(340,713)
Proceeds from exercise of share options	648,663	1,046,021	275,825
Capital contribution from noncontrolling interest	81,508		78,979
Repurchase of ordinary shares	(10,322,412)	(2,144,386)	(1,681,520)
Net cash used in financing activities	(9,592,241)	(1,098,365)	(1,667,429)
Effect of exchange rate changes on cash and cash equivalents	(108,773)	1,612,811	127,564
Net decrease in cash and cash equivalents	(11,077,217)	(4,319,900)	(2,108,226)
Cash and cash equivalents, beginning of the year	114,250,772	118,570,672	120,678,898
Cash and cash equivalents, end of the year	103,173,555	114,250,772	118,570,672
Supplemental disclosure of cash flow information:
Income taxes paid	1,504,209	1,528,394	950,028
Supplemental schedule of non-cash investing and financing activities:
Purchases of property and equipment included in accrued expenses	19,802
Repurchases of ordinary shares included in accrued expenses			$ 87,615